Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance (in Dollars)	$ 13,049	$ 12,883
Prepaid expenses and other current assets, net of allowance (in Dollars)	$ 11,327	$ 13,992
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized
Ordinary shares, shares issued	163,351,694	59,943,310
Ordinary shares, shares outstanding	163,351,694	59,943,310